Long-term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

11. Long-term Debt and Capital Lease Obligations

As of December 31, 2011 and December 31, 2010, long-term debt and capital lease obligations consisted of the following:

	2011	2010

Amended 2006 Senior Credit Agreement	$2,795,589	$2,953,890
Senior Notes	2,883,009	824,446
Euro Notes	258,780	267,240
European Investment Bank Agreements	345,764	351,686
Accounts receivable facility	534,500	-
Capital lease obligations	17,993	15,439
Other	248,952	160,957
	7,084,587	4,573,658
Less current maturities	(1,589,776)	(263,982)
	$5,494,810	$4,309,676

The Company's long-term debt consists mainly of borrowings related to its Amended 2006 Senior Credit Agreement, its Senior Notes, its Euro Notes, borrowings under its European Investment Bank Agreements, borrowings under its A/R Facility and certain other borrowings as follows:

Amended 2006 Senior Credit Agreement

The Company, FMCH, and certain other subsidiaries of the Company that are borrowers and/or guarantors thereunder, including Fresenius Medical Care Deutschland GmbH (“D-GmbH”), entered into a $4,600,000 syndicated credit facility (the “2006 Senior Credit Agreement”) with Bank of America, N.A. (“BofA”); Deutsche Bank AG New York Branch; The Bank of Nova Scotia, Credit Suisse, Cayman Islands Branch; JPMorgan Chase Bank, National Association; and certain other lenders (collectively, the “Lenders”) on March 31, 2006 which replaced its prior credit agreement.

Since entering into the 2006 Senior Credit Agreement, the Company arranged several amendments with the Lenders and effected voluntary prepayments of the term loans, which led to a change in the total amount available under this facility. Pursuant to an amendment together with an extension arranged on September 29, 2010 the revolving facility was increased from $1,000,000 to $1,200,000 and the Term Loan A facility by $50,000 to $1,365,000 at the time of the amendment (for the December 31, 2011 balance of Term Loan A, see the table below). The maturity for both tranches was extended from March 31, 2011 to March 31, 2013. Additionally, the early repayment requirement for Term Loan B, which stipulated that Term Loan B was subject to early retirement if the Trust Preferred Securities due June 15, 2011 were not paid, refinanced or extended prior to March 1, 2011, was removed. Furthermore, the parties agreed to new limitations on dividends and other restricted payments for 2011, 2012 and 2013 (see below).

In addition, this amendment and subsequent amendments have included increases in certain types of permitted borrowings outside of the Amended 2006 Senior Credit Agreement, provide further flexibility for certain types of investments and acquisitions and included changes in the definition of the Company's Consolidated Leverage Ratio, which is used to determine the applicable margin.

As of December 31, 2011, after consideration of all amendments and repayments to date, the Amended 2006 Senior Credit Agreement consists of:

  a $1,200,000 revolving credit facility (with specified sub-facilities for letters of credit, borrowings in certain non-U.S. currencies, and swing line loans in U.S. dollars and certain non-U.S. currencies, with the total outstanding under those sub-facilities not exceeding $1,200,000) which will be due and payable on March 31, 2013.
  a term loan facility (“Term Loan A”) of $1,215,000 also scheduled to mature on March 31, 2013. Quarterly repayments of $30,000 are required at the end of each quarter with the remaining balance outstanding due on March 31, 2013.
  a term loan facility (“Term Loan B”) of $1,521,619 scheduled to mature on March 31, 2013 with 1 quarterly repayment of $4,036 followed by 4 quarterly repayments of $379,396 each due at the end of its respective quarter.

Interest on these facilities will be, at the Company's option, depending on the interest periods chosen, at a rate equal to either (i) LIBOR plus an applicable margin or (ii) the higher of (a) BofA's prime rate or (b) the U.S. Federal Funds rate plus 0.5%, plus an applicable margin.

The applicable margin is variable and depends on the Company's Consolidated Leverage Ratio which is a ratio of its Consolidated Funded Debt less all cash and cash equivalents to Consolidated EBITDA (as these terms are defined in the Amended 2006 Senior Credit Agreement).

In addition to scheduled principal payments, indebtedness outstanding under the Amended 2006 Senior Credit Agreement will be reduced by mandatory prepayments utilizing portions of the net cash proceeds from certain sales of assets, securitization transactions other than the Company's existing A/R Facility, the issuance of subordinated debt other than certain intercompany transactions, certain issuances of equity and excess cash flow.

Obligations under the Amended 2006 Senior Credit Agreement are secured by pledges of capital stock of certain material subsidiaries in favor of the Lenders. The Amended 2006 Senior Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries and other payment restrictions. Certain of the covenants limit indebtedness of the Company and investments by the Company, and require the Company to maintain certain financial ratios defined in the agreement. Additionally, the Amended 2006 Senior Credit Agreement provides for a limitation on dividends and other restricted payments which was $330,000 for 2011 and is $360,000 and $390,000 for 2012 and 2013, respectively. The Company paid dividends of $280,649 in May of 2011 which was in compliance with the restrictions set forth in the Amended 2006 Senior Credit Agreement. In default, the outstanding balance under the Amended 2006 Senior Credit Agreement becomes immediately due and payable at the option of the Lenders. As of December 31, 2011, the Company is in compliance with all covenants under the Amended 2006 Senior Credit Agreement.

The Company incurred fees of approximately $85,828 in conjunction with the 2006 Senior Credit Agreement and fees of approximately $21,115 in conjunction with the Amended 2006 Senior Credit Agreement which are being amortized over the life of this agreement.

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at December 31, 2011 and December 31, 2010:

	Maximum Amount Available December 31,		Balance Outstanding December 31,

	2011	2010	2011	2010
Revolving Credit	$1,200,000	$1,200,000	$58,970	$81,126
Term Loan A	1,215,000	1,335,000	1,215,000	1,335,000
Term Loan B	1,521,619	1,537,764	1,521,619	1,537,764
	$3,936,619	$4,072,764	$2,795,589	$2,953,890

In addition, at December 31, 2011 and December 31, 2010, the Company had letters of credit outstanding in the amount of $180,766 and $121,518, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

Senior Notes

As of December 31, 2011, the Company's Senior Notes consisted of the following:

Issuer/Transaction	Notional Amount	Maturity	Coupon	Book value
FMC Finance VI S.A. 2010/2016	€250,000	July 15, 2016	5.50%	$320,427
FMC Finance VIII S.A. 2011/2016(1)	€100,000	October 15, 2016	5.072%	$129,390
FMC US Finance, Inc. 2007/2017	$500,000	July 15, 2017	6 7/8%	$495,118
FMC Finance VIII S.A. 2011/2018	€400,000	September 15, 2018	6.50%	$510,730
FMC US Finance II, Inc. 2011/2018	$400,000	September 15, 2018	6.50%	$394,724
FMC US Finance, Inc. 2011/2021	$650,000	February 15, 2021	5.75%	$644,450
FMC Finance VII S.A. 2011/2021	€300,000	February 15, 2021	5.25%	$388,170
				$2,883,009

(1) This note carries a variable interest rate which was 5.072% at December 31, 2011.

In October 2011, €100,000 ($137,760 at date of issuance) of floating rate senior notes (“Floating Rate Senior Notes”) were issued at par. These floating rate senior notes are due October 15, 2016. Proceeds were used for acquisitions, to refinance indebtedness outstanding under the Amended 2006 Senior Credit Agreement and for general corporate purposes.

In September 2011, $400,000 of dollar-denominated senior notes and €400,000 ($549,160 at date of issuance) of euro-denominated senior notes were issued at an issue price of 98.623%. Both the dollar- and euro-denominated senior notes have a coupon of 6.50% and a yield to maturity of 6.75% and mature on September 15, 2018. Proceeds were used for acquisitions, to refinance indebtedness outstanding under the revolving credit facility of the Amended 2006 Senior Credit Agreement and under the A/R Facility, and for general corporate purposes.

In June 2011, Fresenius Medical Care US Finance, Inc acquired substantially all of the assets of FMC Finance III S.A. (“FMC Finance III”) and assumed the obligations of FMC Finance III under its $500,000 6 7/8% Senior Notes due 2017 (the “6 7/8% Senior Notes”) and the related indenture. The guarantees of the Company and the Guarantor Subsidiaries for the 6 7/8% Senior Notes have not been amended and remain in full force and effect. The 6 7/8% Notes were issued in July 2007 with a coupon of 6 7/8% at a discount, resulting in an effective interest rate of 7 1/8%.

In February 2011, $650,000 of dollar-denominated senior notes and €300,000 ($412,350 at date of issuance) of euro-denominated senior notes were issued with coupons of 5.75% and 5.25%, respectively, at an issue price of 99.060% and par, respectively. The dollar-denominated senior notes had a yield to maturity of 5.875%. Both the dollar- and euro-denominated senior notes mature on February 15, 2021. Proceeds were used to repay indebtedness outstanding under the A/R Facility and the revolving credit facility of the Amended 2006 Senior Credit Agreement, for acquisitions, including payments under the Company's acquisition of IDC, and for general corporate purposes to support the Company's renal dialysis products and services businesses.

In January 2010, €250,000 ($353,300 at date of issuance) of senior notes was issued with a coupon of 5.50% at an issue price of 98.6636%. These senior notes had a yield to maturity of 5.75% and are due July 15, 2016. Proceeds were used to repay short-term indebtedness and for general corporate purposes.

All Senior Notes are unsecured and guaranteed on a senior basis jointly and severally by the Company and its subsidiaries, FMCH and D-GmbH. The issuers may redeem the Senior Notes (except for the Floating Rate Senior Notes) at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the indenture. The holders have the right to request that the issuers repurchase the Senior Notes at 101% of principal plus accrued interest upon the occurrence of a change of control followed by a decline in the ratings of the respective Senior Notes.

The Company has agreed to a number of covenants to provide protection to the holders which, under certain circumstances, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. As of December 31, 2011, the Company was in compliance with all of its covenants under the Senior Notes.

Euro Notes

In April 2009, the Company issued euro-denominated notes (“Euro Notes”) totaling €200,000 ($258,780 at December 31, 2011), which are senior, unsecured and guaranteed by FMCH and D-GmbH, consisting of 4 tranches having terms of 3.5 and 5.5 years with floating and fixed interest rate tranches. Proceeds were used to retire the Euro Notes issued in 2005. As of December 31, 2011, the Company was in compliance with all of its covenants under the Euro Notes.

European Investment Bank Agreements

The Company entered into various credit agreements with the European Investment Bank (“EIB”) in 2005, 2006 and 2009. The EIB is a not-for-profit long-term lending institution of the European Union and lends funds at favourable rates for the purpose of capital investment and R&D projects, normally for up to half of the funds required for such projects.

Borrowings under the four EIB credit facilities available at December 31, 2011 and 2010 are shown below:

		Maximum amount available		Balance outstanding
		December 31,		December 31,
	Maturity	2011	2010	2011	2010
Revolving Credit	2013	€90,000	€90,000	$115,812	$115,812
Loan 2005	2013	41,000	41,000	48,806	48,806
Loan 2006	2014	90,000	90,000	116,451	120,258
Loan 2009	2014	50,000	50,000	64,695	66,810
		€271,000	€271,000	$345,764	$351,686

While the EIB agreements were granted in euro, advances under the Revolving Credit, Loan 2005 and Loan 2006 could be denominated in certain foreign currencies, including U.S. dollars. As a result, the borrowings under the Revolving Credit and Loan 2005 have been drawn down in U.S. dollars, while the borrowings under Loan 2006 and Loan 2009 have been drawn down in euro. All borrowings are fully utilized as of December 31, 2011. Under the terms of the Revolving Credit Facility agreement, the Company could effect borrowings under this facility only until March 15, 2010 and could drawdown only up to €90,000 in total, which at the time of the initial borrowing equaled $115,800. Any change in the euro borrowings balances from year to year are due to fluctuations in exchange rates between the periods.

All agreements with the EIB have variable interest rates that change quarterly. The Company's U.S. dollar borrowings had an interest rate of 0.676% and the euro borrowings had interest rates of 1.565% and 3.666% at December 31, 2011 and the dollar borrowings had an interest rate of 0.432% and the euro borrowings had interest rates of 1.018% and 3.257% at December 31, 2010.

Borrowings under the 2005 and 2006 agreements are secured by bank guarantees while the 2009 agreement is guaranteed by FMCH and D-GmbH. All EIB agreements have customary covenants. As of December 31, 2011, the Company is in compliance with the respective covenants.

Accounts Receivable Facility

The Company has an asset securitization facility (the “A/R Facility”) which was most recently renewed on August 18, 2011 for a term expiring on July 31, 2014 and with the available borrowings increasing from $700,000 to $800,000. As the A/R Facility was renewed annually in the past, it has historically been classified as a short-term borrowing. Since the recent renewal extended the due date to 2014, the A/R Facility has been reclassified into long-term debt. At December 31, 2011 there are outstanding borrowings under the A/R Facility of $534,500.

Under the A/R Facility, certain receivables are sold to NMC Funding Corporation (“NMC Funding”), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors. Under the terms of the A/R Facility, NMC Funding retains the right, at any time, to recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company's Consolidated Balance Sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. The average interest rate during 2011 was 1.29%. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Other

At December 31, 2011 and 2010, in conjunction with certain acquisitions and investments, including the VFMCRP joint venture (see Note 3), the Company had pending payments of the purchase considerations totaling approximately $228,398 and $139,277, respectively, of which $103,828 and $119,090, respectively, was classified as the current portion of long-term debt.

Annual Payments

Aggregate annual payments applicable to the Amended 2006 Senior Credit Agreement, Senior Notes, Euro Notes, EIB agreements, capital leases, and other borrowings for the five years subsequent to December 31, 2011 are:

2012	$1,589,776
2013	1,776,771
2014	794,842
2015	28,049
2016	455,527
Thereafter	2,465,205
$7,110,172